EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Components of calculation of earnings per share
The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31,
(in thousands of $)	2019	2018	2017
Basic earnings per share:
Net income available to stockholders	89,177	73,622	101,209
Diluted earnings per share:
Net income available to stockholders	89,177	73,622	101,209
Interest and other expenses or (gains) attributable to convertible bonds	(304)	123	4,511
Net income assuming dilution	88,873	73,745	105,720

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31,
(in thousands)	2019	2018	2017
Basic earnings per share:
Weighted average number of common shares outstanding*	107,614	105,898	95,597
Diluted earnings per share:
Weighted average number of common shares outstanding*	107,614	105,898	95,597
Effect of dilutive share options	81	59	26
Effect of dilutive convertible bonds	1	1,649	7,277
Weighted average number of common shares outstanding assuming dilution	107,696	107,606	102,900

	Year ended December 31,
	2019	2018	2017
Basic earnings per share:	$0.83	$0.70	$1.06
Diluted earnings per share:	$0.83	$0.69	$1.03

*The weighted average number of common shares outstanding excludes 8,000,000 shares issued as part of a share lending arrangement relating to the Company's issuance of 5.75% senior unsecured convertible bonds in October 2016. It also excludes 3,765,842 shares issued as of December 31, 2019 from up to 7,000,000 shares issuable under a share lending arrangement relating to the Company's issuance of 4.875% senior unsecured convertible bonds in April and May 2018. These lent shares are owned by the Company and will be returned on or before maturity of the bonds in 2021 and 2023, respectively.